EXPETITLE ACQUISITION (Details Narrative) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jan. 20, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 21, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Percentage of equity interests acquired				100.00%
Non-controlling interest				$ 21
Options granted | shares		4,770	8,474
Post transactions with employees		$ 2,164	$ 2,412
Cash		$ 10,846	$ 25,818
Expetitle Inc [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interests acquired	100.00%
Description of acquiree	As part of the Expetitle Transaction, the Company also acquired 51% ownership of five subsidiaries of Expetitle Inc.
Non-controlling interest	$ 21
Cash consideration	7,400
Contingent consideration	600
Expenses incurred	$ 600
Options granted | shares	700
Aggregate purchase price	$ 1,100
Fair value of stock options	4,800
Fair value to be part of consideration	4,300
Post transactions with employees	$ 451
Options, vesting period | $ / shares	$ 3
Exercise price of share options | $ / shares	$ 3.60
Cash	$ 168
Proprietary technology				3,400
Goodwill				$ 8,393